1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

RICHARD HOROWITZ richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

June 1, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:                             Altegris KKR Commitments Master Fund

File Nos. 811-22963 & 333-219332

Ladies and Gentlemen:

On behalf of Altegris KKR Commitments Master Fund (the “Registrant”), electronically transmitted for filing is Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-2 (the “Amendment”) under the Securities Act of 1933, as amended and Amendment No. 15 to the Registration Statement under the Investment Company Act of 1940, as amended.  This filing is being made for the purpose of (i) updating certain financial information and (ii) making other non-material changes to the Registrant’s Prospectus and Statement of Additional Information.

In accordance with Release No. IC-13768 (Feb. 15, 1984) (the “Release”), we hereby request a selective review of the Registration Statement on an expedited basis. Consistent with the Release, the disclosure in the Amendment is substantially similar to the disclosure set forth in the Registrant’s registration statement that was declared effective on August 23, 2017 (“2017 Registration Statement”), except as described above.

For your convenience, we will provide a blackline of the Amendment against the 2017 Registration Statement.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 698-3525.  Thank you.

Very truly yours,

/s/ Richard Horowitz
Richard Horowitz